Taxes (Tables)	12 Months Ended
Jan. 03, 2015
Taxes
Schedule of significant components of the consolidated deferred tax assets and liabilities

Significant components of the consolidated deferred tax assets and liabilities were (in thousands):

Fiscal Year	2014	2013
Current deferred income tax assets (liabilities):
Bad debt allowance	$4,387	$4,467
Returns allowance	8,724	8,641
Inventory	11,882	12,169
Warranty reserve	2,590	3,040
Compensation	6,459	9,189
Accrued liabilities	6,658	0
Deferred rent	1,128	1,810
Loss carryforwards	1,910	3,392
Other	(5,007)	12,070

Total current deferred tax assets	38,731	54,778
Valuation allowance	(5,168)	(7,946)

Net current deferred income tax assets	$33,563	$46,832

Total short-term deferred income tax assets	$34,084	$46,986
Total short-term deferred income tax liabilities	(521)	(154)

Net short-term deferred income tax assets	$33,563	$46,832

Long-term deferred income tax (liabilities) assets:
Unrealized exchange losses	$8,325	$(1,939)
State income tax and interest on tax contingencies	2,880	160
Fixed assets	(51,719)	(50,194)
Trade names and customer lists	(6,782)	(6,803)
Compensation	3,481	4,803
Deferred rent	9,425	7,456
Loss carryforwards	1,409	2,429
Undistributed earnings of certain foreign subsidiaries	(52,122)	(52,546)
Tax deductible foreign reserves	3,248	0
Other	4,231	11,111

Total deferred income tax liabilities	(77,624)	(85,523)
Valuation allowance	(1,653)	(2,601)

Net long-term deferred income tax liabilities	$(79,277)	$(88,124)

Total long-term deferred income tax assets	$8,583	$10,044
Total long-term deferred income tax liabilities	(87,860)	(98,168)

Net long-term deferred income tax liabilities	$(79,277)	$(88,124)

Schedule of the amounts and the fiscal year of expiration of the entity's loss carry-forwards

The amounts and the fiscal year of expiration of the loss carryforwards are (in thousands):

Expires 2015 through 2019	$6,100
Expires 2020 through 2024	2,855
Expires 2025 through 2028	2,696
Indefinite	3,263

Total loss carryforwards	$14,914

Schedule of income before income taxes for the Company's U.S. and non-U.S. based operations

The following table identifies income before income taxes for the Company's U.S. and non-U.S. based operations for the fiscal years indicated (in thousands):

Fiscal Year	2014	2013	2012
U.S	$169,079	$194,956	$193,985
Non-U.S	388,999	366,511	298,237

Total	$558,078	$561,467	$492,222

Components of provision for income taxes

Fiscal Year	2014	2013	2012
Current provision:
U.S. federal	$84,669	$97,860	$64,552
Non-U.S	74,190	69,901	60,239
State and local	10,582	8,297	6,314

Total current	169,441	176,058	131,105
Deferred provision (benefit)
U.S. federal	5,124	(2,346)	9,485
Non-U.S	(3,622)	(166)	(2,426)
State and local	524	(127)	(201)

Total deferred	2,026	(2,639)	6,858

Provision for income taxes	$171,467	$173,419	$137,963

Schedule of reconciliation of the U.S. federal statutory income tax rate to the effective tax rate

A reconciliation of the U.S. federal statutory income tax rate of 35% to the Company's effective tax rate is as follows:

Fiscal Year	2014	2013	2012
Tax at statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.9	0.9	1.0
Foreign rate differential	(12.3)	(12.5)	(10.0)
U.S. tax on foreign income	6.3	5.9	3.1
Income tax contingencies	0.7	0.0	(1.7)
Valuation allowances	(0.3)	0.9	0.0
Other	0.4	0.7	0.6

Provision for income taxes	30.7%	30.9%	28.0%

Schedule of reconciliation of the total amounts of unrecognized tax benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the fiscal years indicated (in thousands):

Fiscal Year	2014	2013	2012
Balance at beginning of year	$14,314	$15,549	$17,974
Gross increases tax positions in prior years	4,234	3,310	1,245
Gross decreases tax positions in prior years	(1,018)	(4,384)	(2,580)
Gross increases—current year tax positions	3,508	3,575	2,486
Settlements	(194)	(3,456)	(3,582)
Lapse in statute of limitations	(617)	(297)	0
Change due to currency revaluation	(141)	17	6

Balance at end of year	$20,086	$14,314	$15,549